Events subsequent to the December 31 consolidated balance sheet date	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events subsequent to the December 31 consolidated balance sheet date
31. Events subsequent to the December 31, 2021, consolidated balance sheet date
Aimovig–Amgen dispute
On January 31, 2022 Novartis and Amgen entered into a settlement agreement related to Aimovig litigation. For additional information see Note 20.
Dividend proposal for 2021 and approval of the Group’s 2021 consolidated financial statements
On February 1, 2022, the Novartis AG Board of Directors proposed the acceptance of the 2021 consolidated financial statements of the Novartis Group for approval by the Annual General Meeting on March 4, 2022. Furthermore, also on February 1, 2022, the Board proposed a dividend of CHF 3.10 per share to be approved at the Annual General Meeting on March 4, 2022. If approved, total dividend payments would amount to approximately USD 7.6 billion (2020: USD 7.4 billion), using the CHF/USD December 31, 2021, exchange rate.